Derivative Instruments and Hedging Activities - Commitment of Cross Currency Swaps (Detail) - Cross Currency Interest Rate Contract kr in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 NOK (kr)
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (503)
NIBOR | 3.70%
Derivative [Line Items]
Notional Amount	$ 134,000	kr 1,000,000
Receivable Margin	3.70%	3.70%
Fixed interest rate	5.92%	5.92%
Fair Value / Carrying Amount of Asset / (Liability)	$ (10,185)
Remaining Term (years)	1 year 7 months 6 days
NIBOR | 6.00%
Derivative [Line Items]
Notional Amount	$ 146,500	kr 1,200,000
Receivable Margin	6.00%	6.00%
Fixed interest rate	7.72%	7.72%
Fair Value / Carrying Amount of Asset / (Liability)	$ 7,393
Remaining Term (years)	3 years 1 month 6 days
NIBOR | 4.60%
Derivative [Line Items]
Notional Amount	$ 102,000	kr 850,000
Receivable Margin	4.60%	4.60%
Fixed interest rate	7.89%	7.89%
Fair Value / Carrying Amount of Asset / (Liability)	$ 2,289
Remaining Term (years)	4 years 10 months 24 days